UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22212

CALVERT SAGE FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2012

Item 1. Schedule of Investments.

CALVERT LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 97.4%	SHARES	VALUE
Beverages - 1.4%
PepsiCo, Inc.	16,200	$1,144,692

Capital Markets - 4.1%
AllianceBernstein Holding LP*	41,200	522,828
Goldman Sachs Group, Inc.	6,413	614,750
Legg Mason, Inc.	30,300	799,011
Morgan Stanley	90,400	1,318,936
		3,255,525

Chemicals - 2.3%
Dow Chemical Co.	58,700	1,849,050

Commercial Banks - 5.7%
PNC Financial Services Group, Inc.	18,800	1,148,868
US Bancorp	52,800	1,698,048
Wells Fargo & Co.	51,823	1,732,961
		4,579,877

Communications Equipment - 1.2%
Cisco Systems, Inc.	57,760	991,739

Diversified Financial Services - 5.0%
Bank of America Corp.	150,692	1,232,660
CME Group, Inc.	4,100	1,099,251
JPMorgan Chase & Co.	47,864	1,710,181
		4,042,092

Diversified Telecommunication Services - 3.4%
AT&T, Inc.	53,790	1,918,151
Verizon Communications, Inc.	19,000	844,360
		2,762,511

Electric Utilities - 3.4%
Duke Energy Corp.	52,048	1,200,227
Exelon Corp.	40,000	1,504,800
		2,705,027

Electrical Equipment - 2.0%
Emerson Electric Co.	35,228	1,640,920

Electronic Equipment & Instruments - 1.9%
TE Connectivity Ltd.	46,625	1,487,804

Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc.	22,900	1,354,077

Food & Staples Retailing - 1.5%
CVS Caremark Corp.	22,900	1,070,117
Wal-Mart Stores, Inc.	2,500	174,300
		1,244,417

Food Products - 1.3%
Unilever NV, NY Shares	31,800	1,060,530

Health Care Equipment & Supplies - 0.8%
Covidien plc	11,625	621,938

Health Care Providers & Services - 2.2%
WellPoint, Inc.	28,300	1,805,257

Household Durables - 0.8%
Sony Corp. (ADR)	47,300	673,552

Household Products - 2.1%
Procter & Gamble Co.	27,600	1,690,500

Industrial Conglomerates - 6.1%
3M Co.	17,945	1,607,872
General Electric Co.	84,700	1,765,148
Tyco International Ltd.	29,625	1,565,681
		4,938,701

Insurance - 5.7%
Berkshire Hathaway, Inc., Class B*	22,500	1,874,925
Hartford Financial Services Group, Inc.	73,700	1,299,331
MetLife, Inc.	45,500	1,403,675
		4,577,931

Internet Software & Services - 2.9%
eBay, Inc.*	36,600	1,537,566
Google, Inc.*	1,300	754,091
		2,291,657

IT Services - 1.6%
International Business Machines Corp.	6,500	1,271,270

Media - 7.1%
CBS Corp., Class B	35,174	1,153,004
Comcast Corp.	21,000	671,370
DIRECTV*	25,400	1,240,028
Gannett Co., Inc.	36,550	538,382
Time Warner, Inc.	53,707	2,067,719
		5,670,503

Metals & Mining - 1.4%
Newmont Mining Corp.	23,400	1,135,134

Multiline Retail - 2.5%
Target Corp.	34,800	2,025,012

Oil, Gas & Consumable Fuels - 12.3%
ConocoPhillips	26,254	1,467,074
Devon Energy Corp.	21,000	1,217,790
Exxon Mobil Corp.	20,800	1,779,856
Marathon Oil Corp.	43,300	1,107,181
Marathon Petroleum Corp.	28,800	1,293,696
Occidental Petroleum Corp.	5,200	446,004
Phillips 66 Co.*	13,127	436,341
Royal Dutch Shell plc (ADR)	31,400	2,117,302
		9,865,244

Pharmaceuticals - 10.6%
Abbott Laboratories	15,600	1,005,732
GlaxoSmithKline plc (ADR)	37,607	1,713,751
Johnson & Johnson	24,965	1,686,635
Merck & Co., Inc.	49,100	2,049,925
Pfizer, Inc.	91,400	2,102,200
		8,558,243

Road & Rail - 2.5%
CSX Corp.	49,500	1,106,820
Norfolk Southern Corp.	12,000	861,240
		1,968,060

Software - 2.2%
Microsoft Corp.	57,101	1,746,720

Specialty Retail - 1.7%
Lowe's Co.'s, Inc.	47,400	1,348,056

Total Equity Securities (Cost $79,913,034)		78,306,039

TIME DEPOSIT - 6.5%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$5,235,548	5,235,548

Total Time Deposit (Cost $5,235,548)		5,235,548

TOTAL INVESTMENTS (Cost $85,148,582) - 103.9%		83,541,587
Other assets and liabilities, net - (3.9%)		(3,153,217)
NET ASSETS - 100%		$80,388,370

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 96.8%	SHARES	VALUE
Beverages - 1.3%
PepsiCo, Inc.	900	$63,594

Capital Markets - 3.7%
AllianceBernstein Holding LP*	5,700	72,333
Goldman Sachs Group, Inc.	350	33,551
Morgan Stanley	2,000	29,180
Morgan Stanley Capital Trust VIII, Preferred	1,900	45,581
		180,645

Chemicals - 2.0%
Dow Chemical Co.	3,100	97,650

Commercial Banks - 8.7%
KeyCorp., Preferred	300	33,450
PNC Financial Services Group, Inc.	1,500	91,665
US Bancorp:
Common	3,000	96,480
Preferred	800	22,864
Wells Fargo & Co.:
Common	2,900	96,976
Preferred	70	78,750
		420,185

Communications Equipment - 0.8%
Cisco Systems, Inc.	2,200	37,774

Diversified Financial Services - 7.5%
Bank of America Corp.:
Common	4,400	35,992
Preferred	80	78,000
Citigroup, Inc., Preferred	875	43,610
CME Group, Inc.	315	84,454
JPMorgan Chase & Co.	2,700	96,471
JPMorgan Chase Capital XXIX, Preferred	1,025	26,271
		364,798

Diversified Telecommunication Services - 3.6%
AT&T, Inc.	3,050	108,763
Verizon Communications, Inc.	1,500	66,660
		175,423

Electric Utilities - 4.6%
Duke Energy Corp.	4,100	94,546
Exelon Corp.	2,200	82,764
The Southern Co.	1,000	46,300
		223,610

Electrical Equipment - 1.9%
Emerson Electric Co.	2,000	93,160

Electronic Equipment & Instruments - 1.9%
TE Connectivity Ltd.	2,900	92,539

Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	1,200	70,956

Food & Staples Retailing - 2.3%
CVS Caremark Corp.	1,400	65,422
Walgreen Co.	1,100	32,538
Wal-Mart Stores, Inc.	200	13,944
		111,904

Food Products - 1.2%
Unilever NV, NY Shares	1,700	56,695

Health Care Equipment & Supplies - 1.0%
Covidien plc	900	48,150

Health Care Providers & Services - 2.4%
WellPoint, Inc.	1,800	114,822

Household Products - 2.2%
Procter & Gamble Co.	1,750	107,187

Industrial Conglomerates - 6.5%
3M Co.	1,020	91,392
General Electric Co.	5,900	122,956
Tyco International Ltd.	1,900	100,415
		314,763

Insurance - 3.6%
Hartford Financial Services Group, Inc.	4,000	70,520
MetLife, Inc.	2,700	83,295
Travelers Co.'s, Inc.	300	19,152
		172,967

IT Services - 2.5%
International Business Machines Corp.	620	121,260

Media - 5.1%
CBS Corp., Class B	3,000	98,340
Comcast Corp.	1,500	47,955
Time Warner, Inc.	2,600	100,100
		246,395

Metals & Mining - 0.9%
Newmont Mining Corp.	950	46,085

Multiline Retail - 2.4%
Target Corp.	2,000	116,380

Oil, Gas & Consumable Fuels - 12.8%
ConocoPhillips	1,900	106,172
Devon Energy Corp.	1,300	75,387
Exxon Mobil Corp.	1,400	119,798
Marathon Oil Corp.	3,000	76,710
Marathon Petroleum Corp.	1,600	71,872
Occidental Petroleum Corp.	300	25,731
Phillips 66 Co.*	700	23,268
Royal Dutch Shell plc (ADR)	1,800	121,374
		620,312

Pharmaceuticals - 9.8%
Abbott Laboratories	700	45,129
GlaxoSmithKline plc (ADR)	2,000	91,140
Johnson & Johnson	1,750	118,230
Merck & Co., Inc.	2,600	108,550
Pfizer, Inc.	4,800	110,400
		473,449

Road & Rail - 1.7%
CSX Corp.	1,200	26,832
Norfolk Southern Corp.	750	53,828
		80,660

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	2,600	69,290

Software - 2.0%
Microsoft Corp.	3,200	97,888

Specialty Retail - 1.5%
Lowe's Co.'s, Inc.	2,500	71,100

Total Equity Securities (Cost $4,507,092)		4,689,641

TIME DEPOSIT - 4.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$199,207	199,207

Total Time Deposit (Cost $199,207)		199,207

TOTAL INVESTMENTS (Cost $4,706,299) - 100.9%		4,888,848
Other assets and liabilities, net - (0.9%)		(42,835)
NET ASSETS - 100%		$4,846,013

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A — Significant Accounting Policies

General:  The SAGE Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with two separate portfolios: Large Cap Value and Equity Income. The operations of each series are accounted for separately.  Each Fund offers three separate classes of shares - Classes A, C, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$78,306,039	-	-	$78,306,039
Other debt obligations	-	$5,235,548	-	5,235,548
TOTAL	$78,306,039	$5,235,548	-	$83,541,587

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Equity Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$4,689,641	-	-	$4,689,641
Other debt obligations	-	$199,207	-	199,207
TOTAL	$4,689,641	$199,207	-	$4,888,848

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B — Tax Information

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2012 and capital loss carryforwards as of September 30, 2011, with expiration dates:

	Large Cap Value	Equity Income
Federal income tax cost of investments	$85,358,133	$4,706,657
Unrealized appreciation	$10,097,173	$279,384
Unrealized depreciation	(11,913,719)	(97,193)
Net unrealized appreciation/ (depreciation)	($1,816,546)	$182,191

Capital Loss Carryforwards

Expiration Date	Large Cap Value	Equity Income
30-Sep-18	($10,969,797)	-

Capital losses may be utilized to offset future capital gains until expiration.  Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2012